SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments - Underlying Basis [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
The Group [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	£ 12,220	£ 12,754	[1]	£ 12,364	[1]
Other income	4,388	4,220		4,988
Total income	16,608	16,974		17,352
Operating costs	(11,123)	(11,768)		(11,630)
Trading surplus	5,485	5,206		5,722
Impairment (charge) credit	(1,362)	(926)		(687)
Profit (loss) before tax	4,123	4,280		5,035
External income	16,608	16,974		17,352
Segment income	16,608	16,974		17,352
Segment external assets	581,368	593,524		668,803
Segment external liabilities	542,469	553,774		625,318
Underlying other income, net of insurance claims	2,363	2,497		2,786
Fees and commissions payable	(1,027)	(1,228)		(1,024)
Net fee and commission income	1,336	1,269		1,762
Operating lease income	1,247	1,341		1,344
Gains less losses on disposal of financial assets at fair value through other comprehensive income	196	268		464
Other income	1,609	1,342		1,417
Segment other income	4,388	4,220		4,988
Other segment items reflected in income statement above:
Depreciation and amortisation	2,602	2,349		2,292
Defined benefit scheme charges	245	400		341
Other segment items:
Additions to fixed assets	3,552	3,378		3,423
Investments in joint ventures and associates at end of year	3	5		9
Rental income from investment properties				1
The Group [member] | Current Accounts [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	656	647		712
The Group [member] | Credit and Debit Card [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	961	974		949
The Group [member] | Corporate Banking and Treasury Fees
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	166	271		321
The Group [member] | Private Banking and Asset Management [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	38	94		98
The Group [member] | Factoring of receivables [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	103	83		91
The Group [member] | Other Fees and Commissions [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	439	428		615
5200 to 5999 Retail Trade [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	8,753	9,008	[1]	8,680	[1]
Other income	2,020	1,917		2,165
Total income	10,773	10,925		10,845
Operating costs	(7,905)	(7,702)		(8,128)
Trading surplus	2,868	3,223		2,717
Impairment (charge) credit	(1,038)	(861)		(625)
Profit (loss) before tax	1,830	2,362		2,092
External income	13,038	12,893		12,783
Inter-segment income	(2,265)	(1,968)		(1,938)
Segment income	10,773	10,925		10,845
Segment external assets	350,521	349,380		350,154
Segment external liabilities	259,946	260,419		258,469
Underlying other income, net of insurance claims	1,215	1,201		1,304
Fees and commissions payable	(571)	(757)		(636)
Net fee and commission income	644	444		668
Operating lease income	1,225	1,305		1,281
Other income	151	168		216
Segment other income	2,020	1,917		2,165
Other segment items reflected in income statement above:
Depreciation and amortisation	1,712	1,573		1,547
Defined benefit scheme charges	108	121		149
Other segment items:
Additions to fixed assets	2,208	2,092		2,431
Investments in joint ventures and associates at end of year	3	4		9
5200 to 5999 Retail Trade [Member] | Current Accounts [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	518	503		572
5200 to 5999 Retail Trade [Member] | Credit and Debit Card [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	634	646		637
5200 to 5999 Retail Trade [Member] | Other Fees and Commissions [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	63	52		95
522110 Commercial Banking [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	2,692	2,921	[1]	3,062	[1]
Other income	875	1,452		2,031
Total income	3,567	4,373		5,093
Operating costs	(1,825)	(2,167)		(2,530)
Trading surplus	1,742	2,206		2,563
Impairment (charge) credit	(313)	(80)		(95)
Profit (loss) before tax	1,429	2,126		2,468
External income	1,655	4,157		3,425
Inter-segment income	1,912	216		1,668
Segment income	3,567	4,373		5,093
Segment external assets	89,895	115,819		177,832
Segment external liabilities	126,313	138,210		224,939
Underlying other income, net of insurance claims	953	1,076		1,137
Fees and commissions payable	(299)	(310)		(287)
Net fee and commission income	654	766		850
Operating lease income	22	36		63
Gains less losses on disposal of financial assets at fair value through other comprehensive income	(5)			5
Other income	204	650		1,112
Segment other income	875	1,452		2,031
Other segment items reflected in income statement above:
Depreciation and amortisation	315	278		322
Defined benefit scheme charges	43	48		52
Other segment items:
Additions to fixed assets	247	208		130
Rental income from investment properties				1
522110 Commercial Banking [Member] | Current Accounts [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	133	139		135
522110 Commercial Banking [Member] | Credit and Debit Card [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	327	328		312
522110 Commercial Banking [Member] | Corporate Banking and Treasury Fees
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	166	271		321
522110 Commercial Banking [Member] | Private Banking and Asset Management [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		2		5
522110 Commercial Banking [Member] | Factoring of receivables [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	103	83		91
522110 Commercial Banking [Member] | Other Fees and Commissions [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	224	253		273
Other Income [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	775	825	[1]	622	[1]
Other income	1,493	851		792
Total income	2,268	1,676		1,414
Operating costs	(1,393)	(1,899)		(972)
Trading surplus	875	(223)		442
Impairment (charge) credit	(11)	15		33
Profit (loss) before tax	864	(208)		475
External income	1,915	(76)		1,144
Inter-segment income	353	1,752		270
Segment income	2,268	1,676		1,414
Segment external assets	140,952	128,325		140,817
Segment external liabilities	156,210	155,145		141,910
Underlying other income, net of insurance claims	195	220		345
Fees and commissions payable	(157)	(161)		(101)
Net fee and commission income	38	59		244
Gains less losses on disposal of financial assets at fair value through other comprehensive income	201	268		459
Other income	1,254	524		89
Segment other income	1,493	851		792
Other segment items reflected in income statement above:
Depreciation and amortisation	575	498		423
Defined benefit scheme charges	94	231		140
Other segment items:
Additions to fixed assets	1,097	1,078		862
Investments in joint ventures and associates at end of year		1
Other Income [Member] | Current Accounts [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	5	5		5
Other Income [Member] | Private Banking and Asset Management [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	38	92		93
Other Income [Member] | Other Fees and Commissions [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	£ 152	£ 123		£ 247

[1]	Restated, see page F-24.